THE BAUPOST FUND
                          44 Brattle Street, 5th Floor
                                 P.O. Box 381288
                         Cambridge, Massachusetts 02238
                                  617-497-3380



                                                              March 2, 2001

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

         Re:      The Baupost Fund (the "Fund")
                  (File Nos. 33-35851 and 811-6138)
                  ---------------------------------

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies on behalf of the Fund that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 13 to the Fund's Registration Statement on Form N-1A filed electronically on February 27, 2001.

         If you have any questions about this certification, please call the undersigned at (800) 241-6680.

                                                        Very truly yours,

                                                        /s/ Paul Gannon
                                                        ---------------------
                                                        Paul Gannon
                                                        Vice President